Long-Term Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Apr. 18, 2024	Apr. 09, 2024	Mar. 28, 2024
Long-Term Borrowings [Abstract]
Notes and Loans Payable			$ 909,978	$ 681,828	$ 588,888
Maturity loan term	5 years
Interest Rate	5.05%
Long-term borrowings	$ 2,180,694	$ 2,180,694